Taxes on Income (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Coprporate applicable tax rate	23.00%	23.00%	23.00%
Carryforward tax losses	₪ 201,054
Deferred tax	46,243
Deferred tax carryforward loss	₪ 201,054